T. ROWE PRICE Small-Cap Value Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.2%
COMMUNICATION SERVICES 2.5%
Interactive Media & Services 0.2%
Genius Sports (1)(2) 1,015,579 18,951
Khosla Ventures Acquistion SPAC/Nextdoor PIPE (1)(3) 676,204 6,195
25,146
Media 2.3%
Advantage Solutions (1) 4,328,823 37,444
Advantage Solutions, Warrants, 12/31/26 (1) 400,000 728
Boston Omaha, Class A (1)(4) 1,802,458 69,899
Cable One  42,300 76,696
Integral Ad Science Holding (1) 731,720 15,096
Liberty Broadband, Class C (1) 201,142 34,737
Saga Communications, Class A (4) 469,200 10,674
Scholastic  1,166,800 41,597
Thryv Holdings (1) 1,124,675 33,785
320,656
Total Communication Services 345,802
CONSUMER DISCRETIONARY 8.8%
Auto Components 1.2%
Dorman Products (1) 553,800 52,428
Horizon Global (1)(4) 3,281,990 23,072
LCI Industries  327,000 44,024
Strattec Security (1)(4) 358,160 13,933
Visteon (1) 366,200 34,566
168,023
Distributors 0.3%
Pool  79,700 34,623
34,623
Diversified Consumer Services 1.0%
Alclear Holdings, Acquisition Date: 12/13/18, Cost $9,877 (1)(5) 877,243 34,210
American Public Education (1)(4) 1,308,291 33,505
Perdoceo Education (1) 1,856,391 19,604
Strategic Education  642,912 45,325
132,644
Hotels, Restaurants & Leisure 1.7%
Bally's (1) 316,734 15,881
BJ's Restaurants (1) 872,316 36,428
Dutch Bros, Class A (1) 369,659 16,014
Marriott Vacations Worldwide  405,666 63,823
Papa John's International  628,600 79,826

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Red Robin Gourmet Burgers (1) 500,000 11,530
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(5)(6)(7) 1,439,856 12,311
235,813
Household Durables 1.2%
Cavco Industries (1) 326,700 77,343
Meritage Homes (1) 893,564 86,676
164,019
Internet & Direct Marketing Retail 0.7%
Big Sky Growth Partners (1) 1,328,347 13,257
Deliveroo Holdings, Acquisition Date: 9/12/17 - 5/16/19,
Cost $10,632 (GBP) (1)(5) 5,985,000 22,156
Framebridge, EC, Acquisition Date: 5/19/20, Cost $908 (1)(5)(6) 907,892 232
Poshmark, Class A (1) 351,624 8,355
ThredUp, Class A (1)(2) 693,339 15,038
Xometry, Acquisition Date: 7/20/20 - 9/4/20, Cost $5,711 (1)(5) 561,828 30,781
Xometry, Class A (1)(2) 123,083 7,098
96,917
Leisure Products 0.1%
Rad Power Bikes, Class A, Acquisition Date: 1/22/21,
Cost $5,494 (1)(5)(6) 1,138,910 10,915
10,915
Specialty Retail 1.6%
Hibbett  479,200 33,898
Lumber Liquidators Holdings (1)(4) 2,367,505 44,225
Monro  830,100 47,739
Petco Health & Wellness (1) 1,669,052 35,217
Winmark (4) 264,232 56,818
217,897
Textiles, Apparel & Luxury Goods 1.0%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $6,158 (1)
(5)(6) 561,510 6,492
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(5)(6) 3,303,766 27,884
Hanesbrands  370,500 6,358
On Holding, Acquisition Date: 2/25/20, Cost $9,961 (1)(5) 1,368,750 39,178
On Holding, Class A (1) 215,659 6,498
Steven Madden  1,362,462 54,717
141,127
Total Consumer Discretionary 1,201,978
CONSUMER STAPLES 2.2%
Beverages 0.4%
Boston Beer, Class A (1) 21,047 10,729

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Coca-Cola Consolidated  125,474 49,459
60,188
Food & Staples Retailing 0.1%
Grocery Outlet Holding (1) 862,006 18,593
18,593
Food Products 1.6%
Nomad Foods (1) 2,755,100 75,931
Post Holdings (1) 545,054 60,043
Post Holdings Partnering (1) 912,104 9,221
Simply Good Foods (1) 1,253,104 43,220
Utz Brands (2) 1,876,326 32,141
220,556
Household Products 0.1%
Oil-Dri  265,000 9,275
Reynolds Consumer Products  242,200 6,622
15,897
Total Consumer Staples 315,234
ENERGY 6.4%
Energy Equipment & Services 2.5%
Aspen Aerogels (1) 321,805 14,806
Cactus, Class A  1,502,583 56,677
ChampionX (1) 3,225,700 72,127
Enerflex (CAD)  4,413,918 32,340
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $20,875 (1)(4)(5)(6)(7) 20,874,541 20,875
Expro Group Holdings (1) 7,811,657 22,966
Liberty Oilfield Services, Class A (1) 2,690,800 32,639
NexTier Oilfield Solutions (1) 4,476,502 20,592
Ranger Energy Services (1)(4) 1,005,220 9,248
TechnipFMC (1) 5,598,800 42,159
TETRA Technologies (1) 3,658,100 11,413
335,842
Oil, Gas & Consumable Fuels 3.9%
Advantage Energy (CAD) (1)(4) 12,909,921 65,233
ARC Resources (CAD) (2) 8,796,894 82,440
Devon Energy  3,088,547 109,674
International Seaways  1,349,846 24,594
Kimbell Royalty Partners  1,564,859 22,111
Magnolia Oil & Gas, Class A  4,357,423 77,519
Matador Resources  2,205,760 83,907
PDC Energy  145,900 6,914
REX American Resources (1)(4) 368,900 29,464

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,314 (1)(5)(6) 435 1,997
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $26,302 (1)(5)(6) 7,197 33,035
536,888
Total Energy 872,730
FINANCIALS 25.4%
Banks 14.5%
Atlantic Capital Bancshares (1) 781,371 20,699
BankUnited  2,747,499 114,900
Burke & Herbert Bank & Trust  9,197 20,013
Columbia Banking System  1,893,835 71,947
CrossFirst Bankshares (1) 1,181,454 15,359
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,923 (1)(4)(5)(6) 292,336 3,508
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,436 (1)(4)(5)(6) 143,582 1,723
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(4)(5)(6) 43,592 173
East West Bancorp  629,499 48,811
Eastern Bankshares  1,744,900 35,421
Farmers & Merchants Bank of Long Beach  2,557 20,776
FB Financial  1,462,980 62,733
First Bancshares  691,323 26,810
Glacier Bancorp  1,098,000 60,774
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(5)(6) 503,404 2,290
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(5)(6) 100,220 —
HarborOne Bancorp (4) 3,517,573 49,387
Heritage Financial  788,733 20,113
Home BancShares  4,329,596 101,875
Independent Bank  423,151 32,223
Independent Bank Group  852,780 60,581
John Marshall Bancorp (1)(4) 1,037,256 18,904
Live Oak Bancshares (4) 2,189,686 139,330
Metropolitan Bank Holding (1) 181,004 15,259
National Bank Holdings, Class A (4) 1,711,459 69,280
Origin Bancorp  842,180 35,666
Pacific Premier Bancorp  1,213,800 50,300
Pinnacle Financial Partners  1,441,533 135,619
Popular  1,024,700 79,588
Preferred Bank (4) 807,758 53,861
Professional Holding, Class A (1) 640,000 12,032
Prosperity Bancshares  408,500 29,057

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Sandy Spring Bancorp  686,130 31,438
Southern First Bancshares (1) 339,996 18,190
SouthState  1,010,354 75,443
SVB Financial Group (1) 82,100 53,109
Texas Capital Bancshares (1) 783,300 47,014
Towne Bank  2,499,175 77,749
Webster Financial  1,165,273 63,461
Western Alliance Bancorp  1,978,654 215,317
1,990,733
Capital Markets 2.3%
AssetMark Financial Holdings (1) 975,884 24,270
Hercules Capital (2) 1,361,800 22,620
Houlihan Lokey  887,427 81,732
Main Street Capital (2) 476,700 19,592
OTC Markets Group, Class A (2) 451,185 22,108
StepStone Group, Class A  1,344,075 57,311
Virtus Investment Partners  280,742 87,120
314,753
Consumer Finance 1.2%
Green Dot, Class A (1) 1,088,100 54,764
Nerdwallet, Class A, Acquisition Date: 3/18/20, Cost $10,575 (1)
(5)(6) 1,510,726 16,467
PRA Group (1) 536,664 22,615
PROG Holdings  1,513,473 63,581
157,427
Diversified Financial Services 0.1%
Conyers Park III Acquisition (1) 1,353,447 13,670
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(5)(6) 38,630 2,437
16,107
Insurance 2.4%
Aldel Financial SPAC/Hagerty Group PIPE (1)(3) 1,429,288 12,979
Aldel Financial SPAC/Hagerty Group PIPE, Warrants (1)(3) 257,272 468
BRP Group, Class A (1)(4) 3,157,858 105,125
Coalition, Acquisition Date: 9/13/21, Cost $357 (1)(5)(6) 21,587 357
James River Group Holdings  1,723,153 65,015
Palomar Holdings (1) 527,286 42,620
ProAssurance  1,975,700 46,982
Ryan Specialty Group Holdings, Class A (1) 944,828 32,001
Selective Insurance Group  260,500 19,676
325,223
Mortgage Real Estate Investment Trusts 1.5%
Blackstone Mortgage Trust, Class A, REIT  460,657 13,967

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Capstead Mortgage, REIT  3,602,777 24,103
Hannon Armstrong Sustainable Infrastructure Capital, REIT  2,049,600 109,613
PennyMac Mortgage Investment Trust, REIT  2,565,235 50,509
198,192
Thrifts & Mortgage Finance 3.4%
Blue Foundry Bancorp (1) 553,054 7,627
Columbia Financial (1) 866,600 16,032
FS Bancorp (4) 566,000 19,589
Kearny Financial  2,639,653 32,811
Meridian Bancorp  2,348,918 48,764
PCSB Financial (4) 1,020,446 18,817
PDL Community Bancorp (1)(4) 1,038,475 15,068
PennyMac Financial Services  1,005,694 61,478
Provident Bancorp (4) 1,202,307 19,261
Radian Group  3,628,458 82,439
Walker & Dunlop  387,096 43,935
WSFS Financial  2,031,588 104,241
470,062
Total Financials 3,472,497
HEALTH CARE 9.5%
Biotechnology 3.9%
ACADIA Pharmaceuticals (1) 10,000 166
Acceleron Pharma (1) 262,959 45,255
Apellis Pharmaceuticals (1) 365,300 12,040
Avidity Biosciences (1) 1,058,058 26,060
Blueprint Medicines (1) 236,682 24,333
C4 Therapeutics (1) 555,636 24,826
Cerevel Therapeutics Holdings (1) 532,465 15,708
Denali Therapeutics (1) 331,200 16,709
Fate Therapeutics (1) 341,900 20,264
Generation Bio (1) 221,690 5,558
Icosavax (1) 342,552 10,136
IGM Biosciences (1)(2) 194,200 12,771
Immuneering, Class A (1)(2) 333,794 8,862
Insmed (1) 795,882 21,919
Karuna Therapeutics (1) 149,058 18,234
Kodiak Sciences (1) 235,141 22,569
Kymera Therapeutics (1) 368,653 21,655
Monte Rosa Therapeutics (1)(2) 282,029 6,284
Nurix Therapeutics (1) 582,256 17,444
Progenic Pharmaceuticals, CVR (1)(2) 1,146,000 56
Prothena (1) 402,713 28,685
Radius Health (1) 1,008,548 12,516
Repare Therapeutics (1) 448,300 11,763

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Replimune Group (1) 538,398 15,958
Rocket Pharmaceuticals (1) 467,700 13,980
Tenaya Therapeutics (1) 274,080 5,660
Turning Point Therapeutics (1) 418,889 27,827
Twist Bioscience (1) 150,963 16,149
Ultragenyx Pharmaceutical (1) 307,899 27,769
Xencor (1) 539,685 17,626
Zentalis Pharmaceuticals (1) 285,464 19,023
527,805
Health Care Equipment & Supplies 2.0%
Atrion  86,223 60,141
Figs, Acquisition Date: 10/23/20, Cost $14,899 (1)(5) 1,742,961 61,497
Figs, Class A (1)(2) 328,972 12,218
Lantheus Holdings (1) 723,739 18,586
Ortho Clinical Diagnostics Holdings (1) 1,800,412 33,272
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)(5)
(6) 2,631,808 3,342
Quidel (1) 119,529 16,871
Utah Medical Products (4) 183,572 17,043
Warby Parker, Class A (1) 915,761 48,581
271,551
Health Care Providers & Services 2.6%
Agiliti (1) 1,922,563 36,606
Alignment Healthcare (1) 1,578,071 25,218
Ensign Group  753,306 56,415
Innovage Holding (1) 346,951 2,293
Molina Healthcare (1) 57,354 15,561
Option Care Health (1) 3,013,294 73,102
Pennant Group (1) 1,122,109 31,520
Select Medical Holdings  3,214,534 116,270
356,985
Health Care Technology 0.6%
Certara (1) 499,278 16,526
Multiplan (1)(2) 1,832,715 10,318
Phreesia (1) 818,024 50,472
77,316
Life Sciences Tools & Services 0.3%
Pacific Biosciences of California, Acquisition Date: 7/21/21,
Cost $13,533 (1)(5) 505,896 12,279
Pacific Biosciences of California, Acquisition Date: 8/13/21 -
9/10/21, Cost $19,022 (1)(5) 656,800 16,781
Seer (1)(2) 442,156 15,268
44,328

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals 0.1%
Arvinas (1) 243,497 20,011
20,011
Total Health Care 1,297,996
INDUSTRIALS & BUSINESS SERVICES 14.2%
Aerospace & Defense 0.9%
Parsons (1) 1,019,760 34,427
Triumph Group (1)(4) 4,993,486 93,029
127,456
Airlines 0.2%
Allegiant Travel (1) 90,507 17,693
Sun Country Airlines Holdings (1) 385,727 12,937
30,630
Building Products 1.6%
CSW Industrials  466,600 59,585
Insteel Industries  912,985 34,739
JELD-WEN Holding (1) 1,625,800 40,694
UFP Industries  1,204,900 81,909
216,927
Commercial Services & Supplies 2.0%
ABM Industries  652,000 29,347
Brady, Class A  1,190,500 60,358
MSA Safety  299,300 43,608
Stericycle (1) 1,223,800 83,182
Tetra Tech  170,000 25,388
UniFirst  121,500 25,833
267,716
Construction & Engineering 0.5%
Ameresco, Class A (1) 286,300 16,729
Valmont Industries  214,500 50,433
67,162
Electrical Equipment 0.9%
Array Technologies (1) 784,949 14,537
Regal Rexnord  323,300 48,605
Shoals Technologies Group, Class A (1) 1,077,029 30,028
Thermon Group Holdings (1) 1,583,023 27,402
120,572
Machinery 4.1%
Alamo Group  225,400 31,450
Blue Bird (1) 1,231,600 25,691
Chart Industries (1) 122,100 23,334

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
CIRCOR International (1)(4) 1,441,035 47,569
Enerpac Tool Group  1,793,300 37,175
ESCO Technologies  610,200 46,985
Helios Technologies  886,734 72,810
Hillenbrand  623,100 26,575
Hydrofarm Holdings Group (1) 130,457 4,938
John Bean Technologies  112,000 15,742
RBC Bearings (1) 172,889 36,687
SPX (1) 827,200 44,214
Timken  537,600 35,170
Zurn Water Solutions  1,845,800 118,666
567,006
Marine 0.3%
Matson  531,500 42,897
42,897
Professional Services 1.4%
ASGN (1) 189,700 21,463
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(5)(6) 70,474 3,806
FTI Consulting (1) 165,100 22,239
Huron Consulting Group (1) 413,600 21,507
Korn Ferry  985,300 71,296
ManTech International, Class A  111,900 8,495
Upwork (1) 888,946 40,029
188,835
Road & Rail 0.6%
Landstar System  444,900 70,214
Ryder System  94,900 7,849
U.S. Xpress Enterprises, Class A (1) 1,137,900 9,820
87,883
Trading Companies & Distributors 1.7%
Air Lease  713,400 28,065
Beacon Roofing Supply (1) 1,736,300 82,926
McGrath RentCorp  648,702 46,674
Rush Enterprises, Class A  584,550 26,398
Univar Solutions (1) 2,204,400 52,509
236,572
Total Industrials & Business Services 1,953,656
INFORMATION TECHNOLOGY 7.7%
Communications Equipment 0.7%
Harmonic (1)(4) 11,414,990 99,881
99,881

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components 2.2%
Belden (4) 2,475,900 144,246
Knowles (1) 685,900 12,854
Littelfuse  418,800 114,445
PAR Technology (1) 379,291 23,330
294,875
IT Services 2.0%
I3 Verticals, Class A (1)(4) 1,094,354 26,494
Megaport (AUD) (1) 3,499,142 41,814
Payoneer Global (1)(2) 2,881,591 24,638
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039 (1)(5)(6) 135,360 3,039
Toast, Class B, Acquisition Date: 6/27/18 - 2/14/20,
Cost $13,771 (1)(4)(5) 3,863,305 183,323
279,308
Semiconductors & Semiconductor Equipment 1.6%
Entegris  598,200 75,313
Lattice Semiconductor (1) 538,169 34,793
MaxLinear (1) 1,147,500 56,514
Onto Innovation (1) 393,371 28,421
Semtech (1) 310,396 24,202
219,243
Software 1.2%
Apiture, Acquisition Date: 7/1/20, Cost $7,412 (1)(5)(6) 467,672 10,107
Ceridian HCM Holding (1) 525,657 59,200
Clearwater Analytics Holdings, Class A (1) 586,336 15,016
DoubleVerify Holdings (1) 163,562 5,587
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,474 (1)(5)(6) 559,515 16,087
nCino (1) 341,074 24,227
Paycor HCM (1) 402,796 14,162
Workiva (1) 120,000 16,915
161,301
Total Information Technology 1,054,608
MATERIALS 4.8%
Chemicals 2.1%
AgroFresh Solutions (1)(2)(4) 5,790,000 12,506
American Vanguard  1,266,800 19,065
Element Solutions  2,755,500 59,739
Hawkins  778,700 27,161
Minerals Technologies  659,000 46,025
Orion Engineered Carbons (1)(4) 3,106,391 56,630
Quaker Chemical  268,800 63,899
285,025

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.3%
Myers Industries (4) 1,990,883 38,962
38,962
Metals & Mining 1.7%
Carpenter Technology  1,542,600 50,505
Constellium (1) 5,141,200 96,552
ERO Copper (CAD) (1) 2,658,066 47,134
Reliance Steel & Aluminum  307,800 43,837
238,028
Paper & Forest Products 0.7%
Clearwater Paper (1)(4) 1,383,079 53,014
West Fraser Timber (CAD) (2) 455,600 38,373
91,387
Total Materials 653,402
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Bluescape Opportunities Acquisition (1) 936,614 9,619
Total Miscellaneous 9,619
REAL ESTATE 9.1%
Equity Real Estate Investment Trusts 7.5%
American Campus Communities, REIT  963,717 46,692
Apartment Investment & Management, Class A, REIT  4,309,600 29,521
Cedar Realty Trust, REIT (4) 1,614,594 35,021
CubeSmart, REIT  1,017,600 49,303
EastGroup Properties, REIT  458,000 76,316
Essential Properties Realty Trust, REIT  1,787,445 49,905
Healthcare Realty Trust, REIT  2,583,192 76,927
IQHQ, REIT (1)(6) 1,105,380 18,836
JBG SMITH Properties, REIT  2,645,042 78,320
NexPoint Residential Trust, REIT  150,400 9,307
Pebblebrook Hotel Trust, REIT  2,387,300 53,499
PotlatchDeltic, REIT  1,171,646 60,433
PS Business Parks, REIT  489,200 76,677
Safehold, REIT  742,671 53,391
Saul Centers, REIT (4) 1,324,006 58,336
Sunstone Hotel Investors, REIT (1) 5,317,310 63,489
Terreno Realty, REIT  1,730,100 109,394
UMH Properties, REIT  347,000 7,946
Washington Real Estate Investment Trust, REIT  2,837,400 70,226
1,023,539
Real Estate Management & Development 1.6%
FirstService  459,600 82,948

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Opendoor Technologies, Class A (1) 3,101,597 63,676
St. Joe  1,704,438 71,757
218,381
Total Real Estate 1,241,920
UTILITIES 4.5%
Electric Utilities 1.5%
IDACORP  734,500 75,932
MGE Energy  864,337 63,529
PNM Resources  539,675 26,703
Portland General Electric  860,900 40,454
206,618
Gas Utilities 1.5%
Chesapeake Utilities  739,880 88,822
ONE Gas  1,068,000 67,679
RGC Resources (4) 443,171 10,038
Southwest Gas Holdings  545,000 36,450
202,989
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners  588,700 44,364
44,364
Multi-Utilities 0.5%
NorthWestern  1,258,100 72,089
72,089
Water Utilities 0.7%
California Water Service Group  652,000 38,422
Middlesex Water  290,537 29,861
SJW Group  313,406 20,704
88,987
Total Utilities 615,047
Total Miscellaneous Common Stocks  0.0% (1)(8) 1,402
Total Common Stocks (Cost $7,869,337) 13,035,891
CONVERTIBLE PREFERRED STOCKS 3.7%
CONSUMER DISCRETIONARY 0.8%
Hotels, Restaurants & Leisure 0.5%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $17,573 (1)(5)(6) 695,708 26,180
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $14,389 (1)
(5)(6) 382,387 14,389

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost $10,075 (1)(5)(6) 1,119,428 16,993
Sweetgreen, Series I, Acquisition Date: 9/13/19, Cost $3,143 (1)
(5)(6) 183,785 2,790
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)(5)
(6)(7) 282,711 2,539
62,891
Internet & Direct Marketing Retail 0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(5)(6) 2,127,647 12,383
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)(5)(6) 406,249 6,016
18,399
Leisure Products 0.1%
Rad Power Bikes, Series C, Acquisition Date: 1/22/21,
Cost $5,494 (1)(5)(6) 1,138,910 10,916
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $10,332 (1)(5)(6) 1,078,119 10,332
21,248
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $2,022 (1)(5)
(6) 184,315 2,131
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $355 (1)(5)(6) 32,380 375
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $3,394 (1)(5)(6) 309,470 3,578
Allbirds, Series E, Acquisition Date: 9/22/20, Cost $7,403 (1)(5)(6) 640,264 7,403
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $1,086 (1)
(5)(6) 99,030 1,145
14,632
Total Consumer Discretionary 117,170
CONSUMER STAPLES 0.5%
Food Products 0.5%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(5)(6) 841,026 52,277
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(5)(6) 144,247 8,966
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(5)(6) 26,661 1,657
Total Consumer Staples 62,900
ENERGY 0.1%
Energy Equipment & Services 0.1%
Ranger Energy Services, Series A, Acquisition Date: 9/30/21,
Cost $14,000 (1)(5) 2,000,000 17,480
Total Energy 17,480

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS 0.6%
Diversified Financial Services 0.4%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(5)(6) 445,224 28,094
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(5)(6) 335,107 21,145
49,239
Insurance 0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)(5)
(6) 1,296,510 21,422
21,422
Total Financials 70,661
HEALTH CARE 0.5%
Biotechnology 0.1%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)(5)(6) 331,043 9,269
9,269
Health Care Providers & Services 0.2%
Capsule, Series D, Acquisition Date: 4/7/21, Cost $6,130 (1)(5)(6) 423,036 6,130
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(5)(6) 3,729,550 11,791
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(5)(6) 3,272,913 10,347
28,268
Life Sciences Tools & Services 0.2%
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(5)(6) 472,388 20,978
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636 (1)(5)(6) 307,043 13,636
34,614
Total Health Care 72,151
INDUSTRIALS & BUSINESS SERVICES 0.5%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $14,587 (1)(5)(6) 323,903 14,587
14,587
Electrical Equipment 0.1%
Tonian Holdings, Series A, Non-Voting Shares, Acquisition Date:
1/15/21 - 7/20/21, Cost $8,652 (1)(4)(5)(6) 8,531,194 8,531
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 7/20/21, Cost $12,093 (1)(4)(5)(6) 11,924,382 11,925
20,456

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(5)(6) 296,360 16,003
16,003
Road & Rail 0.2%
Convoy, Series D, Acquisition Date: 10/30/19, Cost $19,800 (1)(5)
(6) 1,462,353 24,126
24,126
Total Industrials & Business Services 75,172
INFORMATION TECHNOLOGY 0.6%
IT Services 0.1%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684 (1)(5)(6) 30,470 684
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68 (1)(5)(6) 3,030 68
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $74 (1)(5)(6) 3,310 74
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $8,658 (1)(5)(6) 385,620 8,658
9,484
Software 0.5%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746 (1)(5)(6) 129,187 3,927
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)(5)(6) 241,168 7,331
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(5)(6) 711,894 21,638
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)(5)(6) 542,859 16,500
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $13,430 (1)
(5)(6) 1,214,930 2,709
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(5)(6) 857,551 11,195
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(5)(6) 627,251 9,505
72,805
Total Information Technology 82,289
MATERIALS 0.1%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)(5)
(6) 275,749 11,381
Total Materials 11,381
Total Convertible Preferred Stocks (Cost $361,202) 509,204

T. ROWE PRICE Small-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Energy Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21 -
9/29/21, Cost $1,287 (1)(5)(6)(7) 1,286,870 1,287
Total Energy 1,287
Total Preferred Stocks (Cost $1,287) 1,287
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.05% (4)(9) 162,403,679 162,404
Total Short-Term Investments (Cost $162,404) 162,404
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (4)(9) 27,205,810 27,206
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 27,206
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (4)(9) 27,462,437 27,462
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 27,462
Total Securities Lending Collateral (Cost $54,668) 54,668
Total Investments in Securities 100.5%
(Cost $8,448,898) $ 13,763,454
Other Assets Less Liabilities (0.5)% (72,950)
Net Assets 100.0% $ 13,690,504
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.

T. ROWE PRICE Small-Cap Value Fund

.
.
.
.
.
.
.
.
.
.
(3) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2021, was $21,055 and was valued at $19,642 (0.1% of net assets).
(4) Affiliated Companies
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,087,773 and represents 7.9% of net assets.
(6) Level 3 in fair value hierarchy.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Seven-day yield
AUD Australian Dollar
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Advantage Energy  $ (349) $ 48,133 $ —
AgroFresh Solutions  (338) (335) —
Alclear Holdings  — 24,333 —
American Public Education  367 (2,740) —
Belden  2,631 38,886 382
Boston Omaha, Class A  786 20,517 —
BRP Group, Class A  1,336 10,629 —
Cedar Realty Trust, REIT  (5,594) 26,628 362
CIRCOR International  397 (6,037) —
Clearwater Paper  1,047 1,872 —
Dogwood State Bank, Non-Voting Shares  — 1,017 —
Dogwood State Bank, Voting Shares  — 500 —
Dogwood State Bank, Warrants, 5/6/24  — 173 —
Energy Reservoir Holdings, Class A-1  — 7,097 —
FS Bancorp  365 3,780 230
HarborOne Bancorp  757 10,759 356
Harmonic  1,693 13,925 —
Horizon Global  648 (5,810) —
I3 Verticals, Class A  664 (10,536) —
John Marshall Bancorp  220 3,919 —
Live Oak Bancshares  3,129 31,590 190
Lumber Liquidators Holdings  1,361 (28,876) —
Myers Industries  762 (3,003) 743
National Bank Holdings, Class A  1,383 12,389 1,142
Oil-Dri  1,570 (1,193) 240
Orion Engineered Carbons  928 1,002 —
PCSB Financial  204 2,394 165
PDL Community Bancorp  49 4,036 —
Preferred Bank  1,452 11,976 871
Provident Bancorp  160 4,801 134
Ranger Energy Services  (91) 5,763 —
REX American Resources  434 1,725 —
RGC Resources  3 (420) 236
Saga Communications, Class A  159 (697) 74

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Saul Centers, REIT  $ 588 $ 14,561 $ 3,758
Strattec Security  358 (4,142) —
Toast, Class B  — 109,921 —
Tonian Holdings, Series A, Non-Voting Shares  — (121) —
Tonian Holdings, Series A, Voting Shares  — (168) —
Triumph Group  812 28,302 —
Utah Medical Products  318 1,267 158
Winmark  974 6,906 307
T. Rowe Price Government Reserve Fund, 0.05% — — 53
T. Rowe Price Short-Term Fund, 0.07% — — —++
Affiliates not held at period end 77,139 (53,989) —
Totals $ 96,322# $ 330,734 $ 9,401+

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Advantage Energy  $ 13,605 $ 7,309 $ 3,814 $ 65,233
Aegion  66,189 207 53,030 —
AgroFresh Solutions  13,620 35 814 12,506
Alclear Holdings  — 9,877 — *
American Business Bank  11,578 34 11,893 —
American Public Education  * 19,558 807 33,505
Belden  106,313 4,342 5,295 144,246
Boston Omaha, Class A  38,219 11,991 828 69,899
BRP Group, Class A  * 48,324 614 105,125
Cedar Realty Trust, REIT  18,762 42 10,411 35,021
CIRCOR International  * 21,934 802 47,569
Clearwater Paper  40,562 10,769 189 53,014
Dogwood State Bank, Non-
Voting Shares  * — — 3,508
Dogwood State Bank, Voting
Shares  * — — 1,723
Dogwood State Bank, Warrants,
5/6/24  * — — 173
Energy Reservoir Holdings,
Class A-1  13,777 — (1) 20,875
FS Bancorp  14,791 1,242 224 19,589
HarborOne Bancorp  39,311 118 801 49,387
Harmonic  81,249 5,747 1,040 99,881
Horizon Global  29,012 80 210 23,072
Howard Bancorp  15,629 47 17,856 —
I3 Verticals, Class A  37,385 99 454 26,494
John Marshall Bancorp  15,075 263 353 18,904
Live Oak Bancshares  100,145 8,483 888 139,330
Lumber Liquidators Holdings  68,058 5,417 374 44,225
Myers Industries  * 12,356 501 38,962
National Bank Holdings, Class
A  58,855 179 2,143 69,280
Oil-Dri  11,443 32 1,007 *
Orion Engineered Carbons  * 17,975 2,225 56,630
PCSB Financial  16,741 49 367 18,817
PDL Community Bancorp  10,867 496 331 15,068
Preferred Bank  41,959 120 194 53,861
Provident Bancorp  14,844 43 427 19,261
Ranger Energy Services  3,766 11 292 9,248

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
REX American Resources  $ 26,795 $ 1,520 $ 576 $ 29,464
RGC Resources  * 1,776 311 10,038
Saga Communications, Class A  9,872 1,640 141 10,674
Saul Centers, REIT  37,120 8,383 1,728 58,336
Sportsman's Warehouse
Holdings  60,963 165 18,044 —
Strattec Security  18,197 51 173 13,933
Toast, Class B  * — — 183,323
Tonian Holdings, Series A, Non-
Voting Shares  — 8,652 — 8,531
Tonian Holdings, Series A,
Voting Shares  — 12,093 — 11,925
Triumph Group  54,414 12,139 1,826 93,029
Utah Medical Products  15,825 155 204 17,043
Winmark  46,254 4,296 638 56,818
T. Rowe Price Government
Reserve Fund, 0.05% 103,930  ¤  ¤ 162,404
T. Rowe Price Short-Term Fund,
0.07% 59,676  ¤  ¤ 54,668
Total $ 2,004,592^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9,401 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,394,876.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Small-Cap Value Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2021, totaled $170,708,000 for the period ended September 30, 2021.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 12,129,522 $ 710,456 $ 195,913 $ 13,035,891
Convertible Preferred Stocks — 17,480 491,724 509,204
Preferred Stocks — — 1,287 1,287
Short-Term Investments 162,404 — — 162,404
Securities Lending Collateral 54,668 — — 54,668
Total $ 12,346,594 $ 727,936 $ 688,924 $ 13,763,454
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 195,528 $ 28,843 $ 35,451 $ (63,909) $ 195,913
Convertible Preferred Stocks 279,859 61,195 190,512 (39,842) 491,724
Preferred Stocks — — 1,287 — 1,287
Total $ 475,387 $ 90,038 $ 227,250 $ (103,751) $ 688,924

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 195,913 Recent
comparable
transaction
price(s)
—# —# —# —#
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Discount
for lack of
collectability
50% 50% Decrease
Timing of
events
3.67 yrs 3.67 yrs Decrease
Market
comparable
Enterprise
value to sales
multiple
2.4x
– 7.8x
6.0x Increase
Sales growth
rate
11%
- 40%
30% Increase
Enterprise
value to gross
profit multiple
9.5x
– 15.4x
12.3x Increase
Gross profit
growth rate
13%
- 27%
26% Increase
Enterprise
value to
EBITDA
multiple
10.8x 10.8x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price to
tangible book
value multiple
1.7x
– 1.9x
1.8x Increase
Tangible book
value growth
rate
36% 36% Increase
Projected
enterprise
value to
EBITDA
multiple
12.7x 12.7x Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 38% 38% Increase
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$ 1,287 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 491,724 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.1x
– 3.7x
2.6x Increase

T. ROWE PRICE Small-Cap Value Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F46-054Q3 09/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales growth
rate
8% - 21% 12% Increase
Enterprise
value to gross
profit multiple
4.2x
– 4.8x
4.4x Increase
Gross profit
growth rate
8% - 23% 13% Increase
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 38% 38% Increase